Segment Data - Disclosure on Geographic Areas, Long-Lived Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 2,207.1	$ 2,048.8
United States [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	1,331.5	1,258.3
International [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 875.6	$ 790.5